DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Derivative Instruments [Table Text Block]
	RM - DC Tranche 1	MP	RM – DC Tranche 2
Shares of common stock issuable upon exercise of debt	6,086,956	4,642,214	6,086,956
Estimated market value of common stock on measurement date	$0.09-0.155	$0.05	$0.05
Exercise price	$0.10	$0.02262	$0.10
Risk free interest rate (1)	0.11%-0.03%	0.11%	0.21%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility (2)	49.41%-219%	94.98%	102.85%
Expected exercise term in years	1.00- 0.25	1.00	1

Schedule of Debt [Table Text Block]
	RM – DC			RM – DC
	Tranche 1	MP		Tranche 2

Shares of common stock issuable upon exercise of debt	3,400,000		13,707,030		6,086,957
Estimated market value of common stock on measurement date	$	$		$
Exercise price	$0.1		$0.00766		$0.1
Risk free interest rate (1)	0.04%		0.12%		0.25%
Expected dividend yield	0.00%		0.00%		0.00%
Expected volatility (2)	61.54%		76.90%		105%
Expected exercise term in years	0.25		0.75		1.00

Schedule of Derivative Liabilites Related to Convertible Notes [Table Text Block]
Fair value of derivatives related to RM-DC Notes	$1,305,676
Fair value of derivatives related to MP Note	196,408
Conversion of derivative liability	(153,050)
Change in fair value of derivative liability	(92,875)
Fair value of derivative liabilities at December 31, 2014	$1,256,159